Insurance and Reinsurance Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Reporting Segment of Composition of Insurance and Reinsurance Contract Held Assets and Liabilities	The composition of insurance contract assets and liabilities, and reinsurance contract held assets and liabilities by the reporting segment is as follows.
Insurance contract asset and liabilities

As at December 31,	2023				2022
	Insurance contract assets	Insurance contract liabilities	Insurance contract liabilities for account of segregated fund holders	Net insurance contract liabilities	Insurance contract assets	Insurance contract liabilities	Insurance contract liabilities for account of segregated fund holders	Net insurance contract liabilities

Asia	$(108)	$131,729	$22,696	$154,317	$(527)	$121,105	$21,005	$141,583

Canada	(33)	80,169	36,085	116,221	(81)	74,876	35,695	110,490

U.S.	–	157,699	55,362	213,061	(56)	159,501	53,516	212,961

Corporate and Other	(4)	(781)	–	(785)	–	163	–	163
Insurance contract balances	(145)	368,816	114,143	482,814	(664)	355,645	110,216	465,197

Assets for insurance acquisition cash flows	–	(820)	–	(820)	(9)	(796)	–	(805)

Total	$(145)	$367,996	$114,143	$481,994	$(673)	$354,849	$110,216	$464,392
Reinsurance contract held asset and liabilities

	2023			2022
As at December 31,	Assets	Liabilities	Net reinsurance contract held assets	Assets	Liabilities	Net reinsurance contract held assets
Asia	$3,540	$(1,909)	$1,631	$3,306	$(1,462)	$1,844
Canada	1,922	(913)	1,009	1,756	(911)	845
U.S.	37,437	(14)	37,423	40,384	(18)	40,366
Corporate and Other	(248)	5	(243)	425	–	425
Total	$42,651	$(2,831)	$39,820	$45,871	$(2,391)	$43,480

As at December 31,	2023	2022
Net insurance contract held liabilities	$481,994	$464,392
Net reinsurance contract held assets	(39,820)	(43,480)
Net insurance and reinsurance contract held liabilities	$442,174	$420,912

Summary of Net Assets Or Liabilities For Insurance Contracts Issued And Reinsurance Contracts Held By Measurement Components
The following tables present the carrying balances of net assets or liabilities for insurance contracts issued and reinsurance contracts held by measurement components, by reporting segment for the years ended December 31, 2023 and December 31, 2022.
Insurance contracts issued

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2023	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total insurance contract liabilities (assets)
Asia	$132,135	$6,764	$1,242	$5	$10,431	$3,740	$(271)	$154,046
Canada	96,455	3,649	11,153	621	3,851	492	(549)	115,672
U.S.	196,921	12,438	–	–	3,243	459	–	213,061
Corporate and Other	(977)	(13)	317	–	(112)	–	–	(785)
	$424,534	$22,838	$12,712	$626	$17,413	$4,691	$(820)	$481,994

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2022	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total insurance contract liabilities (assets)
Asia	$120,180	$10,017	$1,136	$2	$8,067	$2,181	$(283)	$141,300
Canada	91,599	3,764	10,532	603	3,811	181	(522)	109,968
U.S.	194,766	12,494	–	–	5,419	282	–	212,961
Corporate and Other	(189)	(13)	457	–	(92)	–	–	163
	$406,356	$26,262	$12,125	$605	$17,205	$2,644	$(805)	$464,392
Reinsurance contracts held

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2023	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total reinsurance contract liabilities (assets)
Asia	$(351)	$1,326	$(37)	$–	$623	$70	$1,631
Canada	(1,238)	1,674	275	16	338	(56)	1,009
U.S.	35,461	1,997	–	–	(143)	108	37,423
Corporate and Other	(100)	(7)	1	–	(137)	–	(243)
	$33,772	$4,990	$239	$16	$681	$122	$39,820

	Excluding contracts applying the PAA		Contracts applying the PAA		CSM
As at December 31, 2022	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total reinsurance contract liabilities (assets)
Asia	$(147)	$1,895	$(39)	$–	$203	$(68)	$1,844
Canada	(1,427)	1,672	277	8	374	(59)	845
U.S.	36,735	2,065	–	–	1,302	264	40,366
Corporate and Other	576	(9)	2	–	(144)	–	425
	$35,737	$5,623	$240	$8	$1,735	$137	$43,480

Summary of Insurance Revenue By Transition Method
The following table provides information as a supplement to the insurance revenue disclosures in note 7 (b).

For the year ended December 31, 2023	Asia	Canada	U.S.	Other	Total
Contracts under the fair value method	$2,499	$3,288	$10,123	$(18)	$15,892
Contracts under the full retrospective method	531	48	152	–	731
Other contracts	2,026	5,283	(81)	121	7,349
Total	$5,056	$8,619	$10,194	$103	$23,972

For the year ended December 31, 2022	Asia	Canada	U.S.	Other	Total
Contracts under the fair value method	$2,656	$3,370	$9,901	$(96)	$15,831
Contracts under the full retrospective method	666	122	76	–	864
Other contracts	1,412	4,625	268	118	6,423
Total	$4,734	$8,117	$10,245	$22	$23,118

Summary of Effect of New Business Recognized in the Year
The following tables present components of new business for insurance contracts issued for the years presented.

	Asia		Canada		U.S.		Total
As at December 31, 2023	Non-Onerous	Onerous	Non-Onerous	Onerous	Non-Onerous	Onerous	Non-Onerous	Onerous
New business insurance contracts
Estimates of present value of cash outflows	$16,209	$2,399	$3,478	$271	$2,524	$1,126	$22,211	$3,796
Insurance acquisition cash flows	3,011	322	608	68	676	233	4,295	623
Claims and other insurance service expenses payable	13,198	2,077	2,870	203	1,848	893	17,916	3,173
Estimates of present value of cash inflows	(18,765)	(2,330)	(3,823)	(286)	(2,953)	(1,145)	(25,541)	(3,761)
Risk adjustment for non-financial risk	679	89	115	41	168	88	962	218
Contractual service margin	1,877	–	230	–	261	–	2,368	–
Amount included in insurance contract liabilities for the year	$–	$158	$–	$26	$–	$69	$–	$253

	Asia		Canada		U.S.		Total
As at December 31, 2022	Non-Onerous	Onerous	Non-Onerous	Onerous	Non-Onerous	Onerous	Non-Onerous	Onerous
New business insurance contracts
Estimates of present value of cash outflows	$8,470	$3,953	$3,604	$390	$1,845	$1,237	$13,919	$5,580
Insurance acquisition cash flows	2,244	499	600	119	568	228	3,412	846
Claims and other insurance service expenses payable	6,226	3,454	3,004	271	1,277	1,009	10,507	4,734
Estimates of present value of cash inflows	(10,759)	(3,772)	(3,901)	(431)	(2,289)	(1,227)	(16,949)	(5,430)
Risk adjustment for non-financial risk	704	153	107	92	221	119	1,032	364
Contractual service margin	1,585	–	190	–	223	–	1,998	–
Amount included in insurance contract liabilities for the year	$–	$334	$–	$51	$–	$129	$–	$514
The following tables present components of new business for reinsurance contracts held portfolios for the years presented.

As at December 31, 2023	Asia	Canada	U.S.	Total
New business reinsurance contracts
Estimates of present value of cash outflows	$(916)	$(331)	$(750)	$(1,997)
Estimates of present value of cash inflows	815	319	799	1,933
Risk adjustment for non-financial risk	170	76	153	399
Contractual service margin	(57)	(51)	(155)	(263)
Amount included in reinsurance assets for the year	$12	$13	$47	$72

As at December 31, 2022	Asia	Canada	U.S.	Total
New business reinsurance contracts
Estimates of present value of cash outflows	$(519)	$(291)	$(7,084)	$(7,894)
Estimates of present value of cash inflows	453	261	5,904	6,618
Risk adjustment for non-financial risk	125	77	515	717
Contractual service margin	(22)	(15)	747	710
Amount included in reinsurance assets for the year	$37	$32	$82	$151

Summary of Expected Recognition of Contractual Service Margin
The following tables present expectations for the timing of recognition of CSM in income in future years.

As at December 31, 2023	Less than 1 year	1 to 5 years	5 to 10 years	10 to 20 years	More than 20 years	Total
Canada
Insurance contracts issued	$379	$1,213	$1,016	$1,084	$651	$4,343
Reinsurance contracts held	(36)	(83)	(52)	(46)	(65)	(282)
	343	1,130	964	1,038	586	4,061
U.S.
Insurance contracts issued	388	1,235	968	823	288	3,702
Reinsurance contracts held	(50)	(139)	(35)	90	169	35
	338	1,096	933	913	457	3,737
Asia
Insurance contracts issued	1,273	4,066	3,320	3,308	2,204	14,171
Reinsurance contracts held	(44)	(202)	(173)	(105)	(169)	(693)
	1,229	3,864	3,147	3,203	2,035	13,478
Corporate
Insurance contracts issued	(8)	(28)	(28)	(34)	(14)	(112)
Reinsurance contracts held	10	51	53	19	4	137
	2	23	25	(15)	(10)	25
Total	$1,912	$6,113	$5,069	$5,139	$3,068	$21,301

As at December 31, 2022	Less than 1 year	1 to 5 years	5 to 10 years	10 to 20 years	More than 20 years	Total
Canada
Insurance contracts issued	$333	$1,088	$936	$1,015	$620	$3,992
Reinsurance contracts held	(36)	(100)	(69)	(62)	(48)	(315)
	297	988	867	953	572	3,677
U.S.
Insurance contracts issued	541	1,770	1,468	1,375	547	5,701
Reinsurance contracts held	(189)	(586)	(433)	(296)	(62)	(1,566)
	352	1,184	1,035	1,079	485	4,135
Asia
Insurance contracts issued	922	2,933	2,442	2,435	1,516	10,248
Reinsurance contracts held	(17)	(79)	(55)	5	11	(135)
	905	2,854	2,387	2,440	1,527	10,113
Corporate
Insurance contracts issued	(8)	(27)	(23)	(24)	(10)	(92)
Reinsurance contracts held	12	40	35	38	19	144
	4	13	12	14	9	52
Total	$1,558	$5,039	$4,301	$4,486	$2,593	$17,977

Summary of Investment Income And Insurance Finance Income And Expense

For the year ended December 31, 202 3	Insurance contracts	Non-insurance (1)	Total
Investment return
Investment related income	$13,036	$3,079	$16,115
Net gains (losses) on financial assets at FVTPL	2,176	506	2,682
Unrealized gains (losses) on FVOCI assets	11,212	1,018	12,230
Impairment loss on financial assets	(247)	(57)	(304)
Investment expenses	(540)	(757)	(1,297)
Interest on required surplus	521	(521)	–
Total investment return	26,158	3,268	29,426
Portion recognized in income (expenses)	15,830	2,191	18,021
Portion recognized in OCI	10,328	1,077	11,405
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts using locked-in rate	(8,214)	28	(8,186)
Due to changes in interest rates and other financial assumptions	(11,008)	21	(10,987)
Changes in fair value of underlying items of direct participation contracts	(7,384)	–	(7,384)
Effects of risk mitigation option	1,267	–	1,267
Net foreign exchange income (expenses)	(80)	–	(80)
Hedge accounting offset from insurance contracts issued	(41)	–	(41)
Reclassification of derivative OCI to IFIE – cash flow hedges	(3)	–	(3)
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	185	–	185
Other	237	–	237
Total insurance finance income (expenses) from insurance contracts issued	(25,041)	49	(24,992)
Effect of movements in foreign exchange rates	(952)	–	(952)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	(25,993)	49	(25,944)
Portion recognized in income (expenses), including effects of exchange rates	(13,930)	36	(13,894)
Portion recognized in OCI, including effects of exchange rates	(12,063)	13	(12,050)
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts using locked-in rate	241	(12)	229
Due to changes in interest rates and other financial assumptions	598	(28)	570
Changes in risk of non-performance of reinsurer	(15)	–	(15)
Other	(159)	–	(159)
Total reinsurance finance income (expenses) from reinsurance contracts held	665	(40)	625
Effect of movements in foreign exchange rates	(120)	–	(120)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	545	(40)	505
Portion recognized in income (expenses), including effects of foreign exchange rates	(719)	(15)	(734)
Portion recognized in OCI, including effects of exchange rates	1,264	(25)	1,239
Decrease (increase) in investment contract liabilities	(17)	(418)	(435)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	693	2,859	3,552
Amounts recognized in income (expenses)	1,164	1,794	2,958
Amounts recognized in OCI	(471)	1,065	594

(1)	Non-insurance includes consolidations and eliminations of transactions between operating segments.

For the year ended December 31, 2022	Insurance contracts	Non-insurance (1)	Total
Investment return
Investment related income	$13,991	$1,973	$15,964
Net gains (losses) on financial assets at FVTPL	(14,017)	(246)	(14,263)
Unrealized gains (losses) on FVOCI assets	(46,900)	(8,428)	(55,328)
Impairment loss on financial assets	(59)	(18)	(77)
Investment expenses	(464)	(757)	(1,221)
Interest on required surplus	515	(515)	–
Total investment return	(46,934)	(7,991)	(54,925)
Portion recognized in income (expenses)	358	(21)	337
Portion recognized in OCI	(47,292)	(7,970)	(55,262)
Insurance finance income (expenses) from insurance contracts issued and effect of movement in exchange rates
Interest accreted to insurance contracts using locked-in rate	(6,448)	14	(6,434)
Due to changes in interest rates and other financial assumptions	63,174	(272)	62,902
Changes in fair value of underlying items of direct participation contracts	9,417	–	9,417
Effects of risk mitigation option	2,827	–	2,827
Net foreign exchange income (expenses)	(95)	–	(95)
Hedge accounting offset from insurance contracts issued	–	–	–
Reclassification of derivative OCI to IFIE – cash flow hedges	–	–	–
Reclassification of derivative income (loss) changes to IFIE – fair value hedge	–	–	–
Other	218	(2)	216
Total insurance finance income (expenses) from insurance contracts issued	69,093	(260)	68,833
Effect of movements in foreign exchange rates	(1,665)	(9)	(1,674)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates	67,428	(269)	67,159
Portion recognized in income (expenses), including effects of exchange rates	(6,582)	(34)	(6,616)
Portion recognized in OCI, including effects of exchange rates	74,010	(235)	73,775
Reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Interest accreted to insurance contracts using locked-in rate	832	(8)	824
Due to changes in interest rates and other financial assumptions	(10,218)	67	(10,151)
Changes in risk of non-performance of reinsurer	96	–	96
Other	191	–	191
Total reinsurance finance income (expenses) from reinsurance contracts held	(9,099)	59	(9,040)
Effect of movements in foreign exchange rates	(16)	–	(16)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates	(9,115)	59	(9,056)
Portion recognized in income (expenses), including effects of foreign exchange rates	322	(13)	309
Portion recognized in OCI, including effects of exchange rates	(9,437)	72	(9,365)
Decrease (increase) in investment contract liabilities	(56)	(343)	(399)
Total net investment income (loss), insurance finance income (expenses) and reinsurance finance income (expenses)	11,323	(8,544)	2,779
Amounts recognized in income (expenses)	(5,958)	(411)	(6,369)
Amounts recognized in OCI	17,281	(8,133)	9,148

(1)	Non-insurance includes consolidations and eliminations of transactions between operating segments.
The following tables present Investment income and insurance finance income and expenses recognized in income or expenses or other comprehensive income, by reporting segments for the years ended December 31, 2023 and December 31, 2022.

	Insurance and reinsurance contracts
For the year ended December 31, 2023	Asia	Canada	U.S.	Corporate	Non-insurance (1)	Total
Total investment return
Portion recognized in income (expenses)	$7,095	$3,514	$5,193	$28	$2,191	$18,021
Portion recognized in OCI	4,675	2,454	3,197	2	1,077	11,405
	11,770	5,968	8,390	30	3,268	29,426
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(6,436)	(3,315)	(4,868)	689	36	(13,894)
Portion recognized in OCI, including effects of exchange rates	(4,601)	(2,394)	(5,068)	–	13	(12,050)
	(11,037)	(5,709)	(9,936)	689	49	(25,944)
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of foreign exchange rates	(105)	57	11	(682)	(15)	(734)
Portion recognized in OCI, including effects of exchange rates	117	33	1,114	–	(25)	1,239
	12	90	1,125	(682)	(40)	505
(1) Non-insurance includes consolidations and eliminations of transactions between operating segments.
	Insurance and reinsurance contracts
For the year ended December 31, 2022	Asia	Canada	U.S.	Corporate	Non-insurance (1)	Total
Total investment return
Portion recognized in income (expenses)	$1,422	$(1,967)	$894	$9	$ (21)	$337
Portion recognized in OCI	(14,200)	(11,332)	(21,741)	(19)	(7,970)	(55,262)
	(12,778)	(13,299)	(20,847)	(10)	(7,991)	(54,925)
Total insurance finance income (expenses) from insurance contracts issued and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of exchange rates	(1,654)	(219)	(4,867)	158	(34)	(6,616)
Portion recognized in OCI, including effects of exchange rates	14,532	14,731	44,748	(1)	(235)	73,775
	12,878	14,512	39,881	157	(269)	67,159
Total reinsurance finance income (expenses) from reinsurance contracts held and effect of movement in foreign exchange rates
Portion recognized in income (expenses), including effects of foreign exchange rates	(63)	(102)	641	(154)	(13)	309
Portion recognized in OCI, including effects of exchange rates	(126)	(150)	(9,161)	-	72	(9,365)
	(189)	(252)	(8,520)	(154)	59	(9,056)

(1)	Non-insurance includes consolidations and eliminations of transactions between operating segments.

Summary of Significant Judgements and Estimates

					December 31, 2023
	Currency	Liquidity category	Observable years	Ultimate year	1 year	5 years	10 years	20 years	30 years	Ultimate

Canada	CAD	Illiquid	30	70	5.17%	4.33%	4.92%	4.86%	4.80%	4.40%
		More liquid	30	70	5.14%	4.22%	4.69%	4.72%	4.69%	4.40%
U.S.	USD	Illiquid	30	70	5.38%	4.54%	5.37%	5.65%	5.27%	5.00%
		More liquid	30	70	5.32%	4.57%	5.25%	5.56%	5.18%	4.88%
Japan	JPY	Mixed	30	70	0.53%	0.77%	1.08%	1.75%	2.24%	1.60%
Hong Kong	HKD	Illiquid	15	55	4.20%	4.01%	4.98%	4.61%	4.19%	3.80%

					December 31, 2022
	Currency	Liquidity category	Observable years	Ultimate year	1 year	5 years	10 years	20 years	30 years	Ultimate
Canada	CAD	Illiquid	30	70	5.29%	4.81%	5.35%	5.35%	5.03%	4.40%
		More liquid	30	70	5.21%	4.63%	4.97%	5.02%	4.91%	4.40%
U.S.	USD	Illiquid	30	70	5.28%	4.87%	5.74%	5.86%	5.34%	5.00%
		More liquid	30	70	5.23%	4.88%	5.61%	5.76%	5.23%	4.88%
Japan	JPY	Mixed	30	70	0.72%	0.98%	0.91%	1.70%	2.22%	1.60%
Hong Kong	HKD	Illiquid	15	55	4.69%	4.95%	5.60%	4.99%	4.36%	3.80%

Summary of Composition of Underlying Items
The following table sets out the composition and fair value of the underlying items supporting the Company’s liabilities for direct participation contracts as at the dates presented.

	2023			2022
As at December 31,	Participating	Variable annuity	Unit linked	Participating	Variable annuity	Unit linked
Underlying assets
Debt securities	$44,682	$–	$–	$39,894	$–	$–
Public equities	14,442	–	–	12,119	–	–
Mortgages	4,449	–	–	3,813	–	–
Private placements	6,720	–	–	5,666	–	–
Real estate	3,907	–	–	3,190	–	–
Other	27,017	68,749	15,539	26,009	69,033	13,476
Total	$101,217	$68,749	$15,539	$90,691	$69,033	$13,476

Summary of Asset for Acquisition Cash Flow
The following table presents the expected future derecognition of asset for insurance acquisition cash flow as at the dates presented.

	2023				2022
As at December 31,	Less than 1 year	1-5 years	More than 5 years	Total	Less than 1 year	1-5 years	More than 5 years	Total
Asia	$59	$150	$62	$271	$58	$150	$75	$283
Canada	72	205	272	549	73	200	249	522
Total	$131	$355	$334	$820	$131	$350	$324	$805

Summary of Maturity Analysis and Amounts Payable on Demand
The table below represents the maturities of the insurance contract and reinsurance contract held liabilities as at the dates presented.

As at December 31, 2023
Payments due by period	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total

Insurance contract liabilities (1)	$3,400	$5,546	$6,766	$8,849	$11,320	$1,074,764	$1,110,645
Reinsurance contract held liabilities (1)	332	460	492	592	475	6,097	8,448

As at December 31, 2022
Payments due by period	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	Over 5 years	Total
Insurance contract liabilities (1)	$3,091	$4,976	$7,224	$9,212	$11,223	$996,460	$1,032,186
Reinsurance contract held liabilities (1)	235	237	250	243	337	5,320	6,622
(1)
Insurance contract liabilities cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, commissions and premium taxes offset by contractual future premiums on in-force contracts and exclude amounts from insurance contract liabilities for account of segregated fund holders. These estimated cash flows are based on the best estimate assumptions used in the determination of insurance contract liabilities. These amounts are undiscounted. Reinsurance contract held liabilities cash flows include estimates related to the timing and payment of future reinsurance premiums offset by recoveries on in-force reinsurance agreements. Due to the use of assumptions, actual cash flows may differ from these estimates. Cash flows include embedded derivatives measured separately at fair value.

The amounts from insurance contract liabilities that are payable on demand are set out below as at the dates presented.

	2023		2022
As at December 31,	Amounts payable on demand	Carrying amount	Amounts payable on demand	Carrying amount
Asia	$100,060	$129,117	$95,777	$117,737
Canada	28,264	56,887	25,745	52,300
U.S.	44,360	63,092	45,394	63,374
Total	$172,684	$249,096	$166,916	$233,411

Summary of Actuarial Methods and Assumptions
Impact of changes in actuarial methods and assumptions on pre-tax fulfilment cash flows
(1)

	For the three and nine months ended September 30, 2023	For the three months ended December 31, 2023	For the year ended December 31, 2023

Canada variable annuity product review	$(133)	$–	$(133)
Mortality and morbidity updates	265	–	265
Lapse and policyholder behaviour updates	98	–	98
Methodology and other updates	(577)	(2,850)	(3,427)
Impact of changes in actuarial methods and assumptions, pre-tax	$(347)	$(2,850)	$(3,197)

(1)	Excludes the portion related to non-controlling interests of $103 for the three and nine months ended September 30, 2023, and $97 for the three months ended December 31, 2023, respectively.
Impact of changes in actuarial methods and assumptions on pre-tax net income attributed to shareholders, pre-tax net income attributed to participating policyholders, OCI and CSM
(1)

	For the three and nine months ended September 30, 2023	For the three months ended December 31, 2023	For the year ended December 31, 2023
Portion recognized in net income (loss) attributed to:
Participating policyholders	$58	$115	$173
Shareholders and other equity holders	27	144	171
	85	259	344
Portion recognized in OCI attributed to:
Participating policyholders	–	(21)	(21)
Shareholders and other equity holders	146	(26)	120
	146	(47)	99
Portion recognized in CSM	116	2,638	2,754
Impact of changes in actuarial methods and assumptions, pre-tax	$347	$2,850	$3,197

(1)
Excludes the portion related to non-controlling interests, of which $72 is related to CSM for the three and nine months ended September 30, 2023, and $87 is related to CSM for the three months ended December 31, 2023.

Impact of changes in actuarial methods and assumptions on pre-tax fulfilment cash flows
(1)

For the year ended December 31, 2022	Total
Long-term care triennial review	$118
Mortality and morbidity updates	83
Lapse and policyholder behaviour updates	234
Methodology and other updates	(243)
Impact of changes in actuarial methods and assumptions, pre-tax	$192

(1)	Excludes the portion related to non-controlling interests of $8.
Impact of changes in actuarial methods and assumptions on pre-tax net income attributed to shareholders, pre-tax net income attributed to participating policyholders, OCI and CSM
(1)

For the year ended December 31, 2022	Total
Portion recognized in net income (loss) attributed to:
Participating policyholders	$(26)
Shareholders and other equity holders	23
(3)
Portion recognized in OCI attributed to:
Participating policyholders	–
Shareholders and other equity holders	90
90
Portion recognized in CSM	(279)
Impact of changes in actuarial methods and assumptions, pre-tax	$(192)

(1)	Excludes the portion related to non-controlling interests, of which $nil is related to CSM.

Insurance Contracts Issued [Member]
Statement [LineItems]
Summary of Insurance Contracts and Reinsurance Contracts Held in Analysis by Remaining Coverage and Incurred Claims
The following tables present the movement in the net assets or liabilities for insurance contracts issued, showing the amounts for remaining coverage and the amounts for incurred claims for the years ended December 31, 2023 and December 31, 2022.

	Liabilities for remaining coverage		Liabilities for incurred claims
	Excluding loss component	Loss component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non-financial risk	Assets for insurance acquisition cash flows	Total
Opening insurance contract assets	$(659)	$–	$7	$(12)	$–	$(9)	$(673)
Opening insurance contract liabilities	336,981	1,328	5,857	10,877	602	(796)	354,849
Opening insurance contract liabilities for account of segregated fund holders	110,216	–	–	–	–	–	110,216
Net opening balance, January 1, 2023	446,538	1,328	5,864	10,865	602	(805)	464,392
Insurance revenue
Expected incurred claims and other insurance service result	(13,165)	–	–	–	–	–	(13,165)
Change in risk adjustment for non-financial risk expired	(1,497)	–	–	–	–	–	(1,497)
CSM recognized for services provided	(2,162)	–	–	–	–	–	(2,162)
Recovery of insurance acquisition cash flows	(853)	–	–	–	–	–	(853)
Contracts under PAA	(6,295)	–	–	–	–	–	(6,295)
	(23,972)	–	–	–	–	–	(23,972)
Insurance service expense
Incurred claims and other insurance service expenses	–	(320)	13,446	6,136	254	–	19,516
Losses and reversal of losses on onerous contracts (future service)	–	90	–	–	–	–	90
Changes to liabilities for incurred claims (past service)	–	–	(31)	(1,605)	(242)	–	(1,878)
Amortization of insurance acquisition cash flows	1,654	–	–	–	–	–	1,654
Net impairment of assets for insurance acquisition cash flows	–	–	–	–	–	–	–
	1,654	(230)	13,415	4,531	12	–	19,382
Investment components and premium refunds	(19,080)	–	17,148	1,932	–	–	–
Insurance service result	(41,398)	(230)	30,563	6,463	12	–	(4,590)
Insurance finance (income) expenses	24,268	32	15	848	11	–	25,174
Effects of movements in foreign exchange rates	(9,657)	(38)	(71)	(12)	–	7	(9,771)
Total changes in income and OCI	(26,787)	(236)	30,507	7,299	23	7	10,813
Cash flows
Premiums and premium tax received	48,381	–	–	–	–	–	48,381
Claims and other insurance service expenses paid, including investment components	–	–	(30,706)	(7,719)	–	–	(38,425)
Insurance acquisition cash flows	(6,920)	–	–	–	–	–	(6,920)
Total cash flows	41,461	–	(30,706)	(7,719)	–	–	3,036
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(152)	–	–	–	–	152	–
Acquisition cash flows incurred in the year	–	–	–	–	–	(174)	(174)
Movements related to insurance contract liabilities for account of segregated fund holders	3,927	–	–	–	–	–	3,927
Net closing balance	464,987	1,092	5,665	10,445	625	(820)	481,994
Closing insurance contract assets	(201)	–	56	–	–	–	(145)
Closing insurance contract liabilities	351,045	1,092	5,609	10,445	625	(820)	367,996
Closing insurance contract liabilities for account of segregated fund holders	114,143	–	–	–	–	–	114,143
Net closing balance, December 31, 2023	$464,987	$1,092	$5,665	$10,445	$625	$(820)	$481,994

Insurance finance (income) expenses (“IFIE”)
Insurance finance (income) expenses, per disclosure above							$25,174
Reclassification of derivative OCI to IFIE – cash flow hedges							3
Reclassification of derivative (income) loss changes to IFIE – fair value hedge							(185)
Insurance finance (income) expenses, per disclosure in note 7 (f)							$24,992

	Liabilities for remaining coverage		Liabilities for incurred claims
	Excluding loss component	Loss component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non-financial risk	Assets for insurance acquisition cash flows	Total
Opening insurance contract assets	$(842)	$–	$60	$27	$–	$(217)	$(972)
Opening insurance contract liabilities	388,585	303	4,342	12,230	689	(528)	405,621
Opening insurance contract liabilities for account of segregated fund holders	130,836	–	–	–	–	–	130,836
Net opening balance, January 1, 2022	518,579	303	4,402	12,257	689	(745)	535,485
Insurance revenue
Expected incurred claims and other insurance service result	(13,019)	–	–	–	–	–	(13,019)
Change in risk adjustment for non-financial risk expired	(1,665)	–	–	–	–	–	(1,665)
CSM recognized for service provided	(2,298)	–	–	–	–	–	(2,298)
Recovery of insurance acquisition cash flows	(534)	–	–	–	–	–	(534)
Contracts under PAA	(5,602)	–	–	–	–	–	(5,602)
	(23,118)	–	–	–	–	–	(23,118)
Insurance service expense
Incurred claims and other insurance service expenses	–	233	12,775	5,982	266	–	19,256
Losses and reversal of losses on onerous contracts (future service)	–	742	–	–	–	–	742
Changes to liabilities for incurred claims (past service)	–	–	(41)	(1,554)	(353)	–	(1,948)
Amortization of insurance acquisition cash flows	1,285	–	–	–	–	–	1,285
Net impairment of assets for insurance acquisition cash flows	–	–	–	–	–	–	–
	1,285	975	12,734	4,428	(87)	–	19,335
Investment components and premium refunds	(18,222)	–	16,514	1,708	–	–	–
Insurance service result	(40,055)	975	29,248	6,136	(87)	–	(3,783)
Insurance finance (income) expenses	(68,366)	9	753	(1,229)	–	–	(68,833)
Effects of movements in foreign exchange rates	15,886	41	136	12	–	(14)	16,061
Total changes in income and OCI	(92,535)	1,025	30,137	4,919	(87)	(14)	(56,555)
Cash flows
Premiums and premium tax received	47,526	–	–	–	–	–	47,526
Claims and other insurance service expenses paid, including investment components	–	–	(28,675)	(6,311)	–	–	(34,986)
Insurance acquisition cash flows	(6,266)	–	–	–	–	–	(6,266)
Total cash flows	41,260	–	(28,675)	(6,311)	–	–	6,274
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(146)	–	–	–	–	146	–
Acquisition cash flows incurred in the year	–	–	–	–	–	(192)	(192)
Movements related to insurance contract liabilities for account of segregated fund holders	(20,620)	–	–	–	–	–	(20,620)
Net closing balance	446,538	1,328	5,864	10,865	602	(805)	464,392
Closing insurance contract assets	(659)	–	7	(12)	–	(9)	(673)
Closing insurance contract liabilities	336,981	1,328	5,857	10,877	602	(796)	354,849
Closing insurance contract liabilities for account of segregated fund holders	110,216	–	–	–	–	–	110,216
Net closing balance, December 31, 2022	$446,538	$1,328	$5,864	$10,865	$602	$(805)	$464,392

Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above							$(68,833)
Reclassification of derivative OCI to IFIE – cash flow hedges							–
Reclassification of derivative (income) loss changes to IFIE – fair value hedge							–
Insurance finance (income) expenses, per disclosure in note 7 (f)							$(68,833)

Summary of Insurance Contracts and Reinsurance Contracts Held in Analysis by Measurement Components
The following tables present the movement in the net assets or liabilities for insurance contracts issued, showing estimates of the present value of future cash flows, risk adjustment and CSM for the years ended December 31, 2023 and December 31, 2022.

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total
Opening GMM and VFA insurance contract assets	$(1,827)	$512	$100	$557	$–	$(658)
Opening GMM and VFA insurance contract liabilities	297,967	25,750	17,105	2,087	(56)	342,853
Opening PAA insurance contract net liabilities	12,125	605	–	–	(749)	11,981
Opening insurance contract liabilities for account of segregated fund holders	110,216	–	–	–	–	110,216
Net opening balance, January 1, 2023	418,481	26,867	17,205	2,644	(805)	464,392
CSM recognized for services provided	–	–	(1,812)	(350)	–	(2,162)
Change in risk adjustment for non-financial risk for risk expired	–	(1,620)	–	–	–	(1,620)
Experience adjustments	152	–	–	–	–	152
Changes that relate to current services	152	(1,620)	(1,812)	(350)	–	(3,630)
Contracts initially recognized during the year	(3,295)	1,180	–	2,368	–	253
Changes in estimates that adjust the CSM	1,585	(3,859)	2,214	60	–	–
Changes in estimates that relate to losses and reversal of losses on onerous contracts	(174)	12	–	–	–	(162)
Changes that relate to future services	(1,884)	(2,667)	2,214	2,428	–	91
Adjustments to liabilities for incurred claims	(28)	(4)	–	–	–	(32)
Changes that relate to past services	(28)	(4)	–	–	–	(32)
Insurance service result	(1,760)	(4,291)	402	2,078	–	(3,571)
Insurance finance (income) expenses	22,340	1,646	244	76	–	24,306
Effects of movements in foreign exchange rates	(8,405)	(779)	(438)	(107)	–	(9,729)
Total changes in income and OCI	12,175	(3,424)	208	2,047	–	11,006
Total cash flows	2,081	–	–	–	–	2,081
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(5)	–	–	–	5	–
Acquisition cash flows incurred in the year	–	–	–	–	(8)	(8)
Change in PAA balance	587	21	–	–	(12)	596
Movements related to insurance contract liabilities for account of segregated fund holders	3,927	–	–	–	–	3,927
Net closing balance	437,246	23,464	17,413	4,691	(820)	481,994
Closing GMM and VFA insurance contract assets	(416)	141	32	99	–	(144)
Closing GMM and VFA insurance contract liabilities	310,807	22,697	17,381	4,592	(59)	355,418
Closing PAA insurance contract net liabilities	12,712	626	–	–	(761)	12,577
Closing insurance contract liabilities for account of segregated fund insurance holders	114,143	–	–	–	–	114,143
Net closing balance, December 31, 2023	$437,246	$23,464	$17,413	$4,691	$(820)	$481,994

Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above						$24,306
Reclassification of derivative OCI to IFIE – cash flow hedges						3
Reclassification of derivative (income) loss changes to IFIE – fair value hedge						(120)
PAA items:
PAA IFIE per disclosure						868
PAA Reclassification of derivative OCI to IFIE – cash flow hedges						–
PAA Reclassification of derivative (income) loss changes to IFIE – fair value hedge						(65)
Insurance finance (income) expenses, per disclosure in note 7 (f)						$24,992

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Assets for insurance acquisition cash flows	Total
Opening GMM and VFA insurance contract assets	$(1,955)	$365	$179	$453	$–	$(958)
Opening GMM and VFA insurance contract liabilities	341,125	30,780	19,842	992	(54)	392,685
Opening PAA insurance contract net liabilities	12,919	694	–	–	(691)	12,922
Opening insurance contract liabilities for account of segregated fund holders	130,836	–	–	–	–	130,836
Net opening balance, January 1, 2022	482,925	31,839	20,021	1,445	(745)	535,485
CSM recognized for services provided	–	–	(2,064)	(234)	–	(2,298)
Change in risk adjustment for non-financial risk for risk expired	–	(1,582)	–	–	–	(1,582)
Experience adjustments	6	–	–	–	–	6
Changes that relate to current services	6	(1,582)	(2,064)	(234)	–	(3,874)
Contracts initially recognized during the year	(2,880)	1,396	35	1,963	–	514
Changes in estimates that adjust the CSM	3,377	(994)	(1,737)	(646)	–	–
Changes in estimates that relate to losses and reversal of losses on onerous contracts	229	(2)	–	–	–	227
Changes that relate to future services	726	400	(1,702)	1,317	–	741
Adjustments to liabilities for incurred claims	(33)	(7)	–	–	–	(40)
Changes that relate to past services	(33)	(7)	–	–	–	(40)
Insurance service result	699	(1,189)	(3,766)	1,083	–	(3,173)
Insurance finance (income) expenses	(62,812)	(5,105)	311	31	–	(67,575)
Effects of movements in foreign exchange rates	13,898	1,411	639	85	–	16,033
Total changes in income and OCI	(48,215)	(4,883)	(2,816)	1,199	–	(54,715)
Total cash flows	5,190	–	–	–	–	5,190
Allocation from assets for insurance acquisition cash flows to groups of insurance contracts	(5)	–	–	–	5	–
Acquisition cash flows incurred in the year	–	–	–	–	(7)	(7)
Change in PAA balance	(794)	(89)	–	–	(58)	(941)
Movements related to insurance contract liabilities for account of segregated fund holders	(20,620)	–	–	–	–	(20,620)
Net closing balance	418,481	26,867	17,205	2,644	(805)	464,392
Closing GMM and VFA insurance contract assets	(1,827)	512	100	557	–	(658)
Closing GMM and VFA insurance contract liabilities	297,967	25,750	17,105	2,087	(56)	342,853
Closing PAA insurance contract net liabilities	12,125	605	–	–	(749)	11,981
Closing insurance contract liabilities for account of segregated fund insurance holders	110,216	–	–	–	–	110,216
Net closing balance, December 31, 2022	$418,481	$26,867	$17,205	$2,644	$(805)	$464,392

Insurance finance (income) expenses
Insurance finance (income) expenses, per disclosure above						$(67,575)
Reclassification of derivative OCI to IFIE – cash flow hedges						–
Reclassification of derivative (income) loss changes to IFIE – fair value hedge						–
PAA items:
PAA IFIE per disclosure						(1,258)
PAA Reclassification of derivative OCI to IFIE – cash flow hedges						–
PAA Reclassification of derivative (income) loss changes to IFIE – fair value hedge						–
Insurance finance (income) expenses, per disclosure in note 7 (f)						$(68,833)

Reinsurance contracts held [Member]
Statement [LineItems]
Summary of Insurance Contracts and Reinsurance Contracts Held in Analysis by Remaining Coverage and Incurred Claims
The following tables present the movement in the net assets or liabilities for reinsurance contracts held, showing assets for remaining coverage and amounts recoverable on incurred claims arising from business ceded to reinsurers for the years ended December 31, 2023 and December 31, 2022.

	Assets (liabilities) for remaining coverage		Assets (liabilities) for incurred claims
	Excluding loss recovery component	Loss recovery component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non-financial risk	Total
Opening reinsurance contract held assets	$37,853	$209	$7,521	$280	$8	$45,871
Opening reinsurance contract held liabilities	(2,196)	4	(137)	(62)	–	(2,391)
Net opening balance, January 1, 2023	35,657	213	7,384	218	8	43,480
Changes in income and OCI
Allocation of reinsurance premium paid	(6,430)	–	–	–	–	(6,430)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	–	(45)	5,228	568	–	5,751
Recoveries and reversals of recoveries of losses on onerous underlying contracts	–	77	–	–	–	77
Adjustments to assets for incurred claims	–	–	5	(24)	8	(11)
Insurance service result	(6,430)	32	5,233	544	8	(613)
Investment components and premium refunds	(1,519)	–	1,519	–	–	–
Net expenses from reinsurance contracts	(7,949)	32	6,752	544	8	(613)
Net finance (income) expenses from reinsurance contracts	719	8	(97)	9	–	639
Effect of changes in non-performance risk of reinsurers	(14)	–	–	–	–	(14)
Effects of movements in foreign exchange rates	(924)	(5)	(169)	–	–	(1,098)
Contracts measured under PAA	–	–	–	–	–	–
Total changes in income and OCI	(8,168)	35	6,486	553	8	(1,086)
Cash flows
Premiums paid	4,956	–	–	–	–	4,956
Amounts received	–	–	(6,971)	(559)	–	(7,530)
Total cash flows	4,956	–	(6,971)	(559)	–	(2,574)
Net closing balance	32,445	248	6,899	212	16	39,820
Closing reinsurance contract held assets	35,079	246	7,035	275	16	42,651
Closing reinsurance contract held liabilities	(2,634)	2	(136)	(63)	–	(2,831)
Net closing balance, December 31, 2023	$32,445	$248	$6,899	$212	$16	$39,820
Reinsurance contracts held – Analysis by remaining coverage and incurred claims (continued)

	Assets (liabilities) for remaining coverage		Assets (liabilities) for incurred claims
	Excluding loss recovery component	Loss recovery component	Products not under PAA	PAA Estimates of PV of future cash flows	PAA Risk adjustment for non-financial risk	Total
Opening reinsurance contract held assets	$45,699	$79	$6,740	$303	$8	$52,829
Opening reinsurance contract held liabilities	(2,030)	19	(27)	(41)	–	(2,079)
Net opening balance, January 1, 2022	43,669	98	6,713	262	8	50,750
Changes in income and OCI
Allocation of reinsurance premium paid	(6,024)	–	–	–	–	(6,024)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	–	(30)	4,925	417	(4)	5,308
Recoveries and reversals of recoveries of losses on onerous underlying contracts	–	132	–	–	–	132
Adjustments to assets for incurred claims	–	–	3	(33)	(9)	(39)
Insurance service result	(6,024)	102	4,928	384	(13)	(623)
Investment components and premium refunds	(1,341)	–	1,341	–	–	–
Net expenses from reinsurance contracts	(7,365)	102	6,269	384	(13)	(623)
Net finance (income) expenses from reinsurance contracts	(9,586)	5	446	(14)	13	(9,136)
Effect of changes in non-performance risk of reinsurers	97	–	–	–	–	97
Effects of movements in foreign exchange rates	2,683	8	455	–	–	3,146
Contracts measured under PAA	–	–	–	–	–	–
Total changes in income and OCI	(14,171)	115	7,170	370	–	(6,516)
Cash flows
Premiums paid	6,159	–	–	–	–	6,159
Amounts received	–	–	(6,499)	(414)	–	(6,913)
Total cash flows	6,159	–	(6,499)	(414)	–	(754)
Net closing balance	35,657	213	7,384	218	8	43,480
Closing reinsurance contract held assets	37,853	209	7,521	280	8	45,871
Closing reinsurance contract held liabilities	(2,196)	4	(137)	(62)	–	(2,391)
Net closing balance, December 31, 2022	$35,657	$213	$7,384	$218	$8	$43,480

Summary of Insurance Contracts and Reinsurance Contracts Held in Analysis by Measurement Components
The following tables present the movement in the net assets or liabilities for reinsurance contracts held, showing estimates of the present value of future cash flows, risk adjustment and CSM for the years ended December 31, 2023 and December 31, 2022.

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total
Opening reinsurance contract held assets	$39,656	$4,049	$1,774	$99	$45,578
Opening reinsurance contract held liabilities	(3,919)	1,574	(39)	38	(2,346)
Opening PAA reinsurance contract net assets	240	8	–	–	248
Net opening balance, January 1, 2023	35,977	5,631	1,735	137	43,480
CSM recognized for services received	–	–	(217)	53	(164)
Change in risk adjustment for non-financial risk for risk expired	–	(478)	–	–	(478)
Experience adjustments	(19)	–	–	–	(19)
Changes that relate to current services	(19)	(478)	(217)	53	(661)
Contracts initially recognized during the year	(64)	399	–	(263)	72
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	–	–	(36)	17	(19)
Changes in estimates that adjust the CSM	1,433	(821)	(821)	209	–
Changes in estimates that relate to losses and reversal of losses on onerous contracts	43	(20)	–	–	23
Changes that relate to future services	1,412	(442)	(857)	(37)	76
Adjustments to liabilities for incurred claims	5	–	–	–	5
Changes that relate to past services	5	–	–	–	5
Insurance service result	1,398	(920)	(1,074)	16	(580)
Insurance finance (income) expenses from reinsurance contracts	173	447	41	(31)	630
Effects of changes in non-performance risk of reinsurers	(14)	–	–	–	(14)
Effects of movements in foreign exchange rates	(916)	(160)	(21)	–	(1,097)
Total changes in income and OCI	641	(633)	(1,054)	(15)	(1,061)
Total cash flows	(2,606)	–	–	–	(2,606)
Change in PAA balance	(1)	8	–	–	7
Net closing balance	34,011	5,006	681	122	39,820
Closing reinsurance contract held assets	38,156	3,685	565	(51)	42,355
Closing reinsurance contract held liabilities	(4,384)	1,305	116	173	(2,790)
Closing PAA reinsurance contract net assets	239	16	–	–	255
Net closing balance, December 31, 2023	$34,011	$5,006	$681	$122	$39,820

			CSM
	Estimates of PV of future cash flows	Risk adjustment for non-financial risk	Fair value	Other	Total
Opening reinsurance contract held assets	$46,025	$4,977	$2,012	$(501)	$52,513
Opening reinsurance contract held liabilities	(5,138)	1,719	1,262	105	(2,052)
Opening PAA reinsurance contract net assets	281	8	–	–	289
Net opening balance, January 1, 2022	41,168	6,704	3,274	(396)	50,750
CSM recognized for services received	–	–	(231)	(74)	(305)
Change in risk adjustment for non-financial risk for risk expired	–	(424)	–	–	(424)
Experience adjustments	9	–	–	–	9
Changes that relate to current services	9	(424)	(231)	(74)	(720)
Contracts initially recognized during the year	(1,276)	717	(7)	717	151
Changes in recoveries of losses on onerous underlying contracts that adjust the CSM	–	–	(15)	(50)	(65)
Changes in estimates that adjust the CSM	1,337	173	(1,440)	(70)	–
Changes in estimates that relate to losses and reversal of losses on onerous contracts	106	(60)	–	–	46
Changes that relate to future services	167	830	(1,462)	597	132
Adjustments to liabilities for incurred claims	3	–	–	–	3
Changes that relate to past services	3	–	–	–	3
Insurance service result	179	406	(1,693)	523	(585)
Insurance finance (income) expenses from reinsurance contracts	(7,463)	(1,715)	56	(14)	(9,136)
Effects of changes in non-performance risk of reinsurers	97	–	–	–	97
Effects of movements in foreign exchange rates	2,787	236	98	24	3,145
Total changes in income and OCI	(4,400)	(1,073)	(1,539)	533	(6,479)
Total cash flows	(750)	–	–	–	(750)
Change in PAA balance	(41)	–	–	–	(41)
Net closing balance	35,977	5,631	1,735	137	43,480
Closing reinsurance contract held assets	39,656	4,049	1,774	99	45,578
Closing reinsurance contract held liabilities	(3,919)	1,574	(39)	38	(2,346)
Closing PAA reinsurance contract net assets	240	8	–	–	248
Net closing balance, December 31, 2022	$35,977	$5,631	$1,735	$137	$43,480